Premises and Equipment	12 Months Ended
Dec. 31, 2015
Premises and Equipment [Abstract]
Premises and Equipment

6.  Premises and Equipment

The detail of premises and equipment as of December 31st for the past two years is as follows:

(In thousands)	December 31, 2015	December 31, 2014
Land and buildings	$17,286	$17,136
Furniture, fixtures and equipment	7,510	7,032
Leasehold improvements	1,825	1,709
Gross premises and equipment	26,621	25,877
Less: Accumulated depreciation	(11,450)	(10,646)
Net premises and equipment	$15,171	$15,231

Amounts charged to noninterest expense for depreciation of premises and equipment amounted to $990 thousand and $1.0 million in 2015 and 2014, respectively.